Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 1,812		$ 485
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	539		(18)
Dividend income	$ 36	$ 21	$ 47